The Company did not early adopt these standards and is assessing the impacts of the new and revised IFRS below on the disclosures or amounts recognized in the financial statements: (Details)	12 Months Ended
Dec. 31, 2021
I F R S 2 [Member]
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Standard	IFRS 17 – Insurance Contracts
Description	Establishes the principles for the recognition, measurement, presentation and disclosure of insurance contracts. IFRS 17 will supersede IFRS 4 Insurance Contracts.
Impact	The Company does not expect effects from adopting this standard.
Amendments To I F R S 10 I A S 28 And [Member]
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Standard	Amendments to IFRS 10 - Consolidated Statements and IAS 28 – Sale or Contribution of Assets between an Investor and its Associate or Joint Venture
Description	Clarify situations that involve the sale or contribution of assets between an investor and its associates or joint venture.
Impact	The Company is assessing the impacts and effects of the amendments; however, it does not expect any effects from the amendments.
Amendments To I A S [Member]
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Standard	Amendments to IAS 1 – Classification of Liabilities as Current or Non-Current
Description	These amendments to IAS 1 only affect the presentation of liabilities as current or non-current in the statement of financial position and not the amount or the time of recognition of any asset, liability, income or expense, or the information disclosed on such items. In addition, clarify that the classification of liabilities as current or non-current is based on the rights existing at the balance sheet date, specify that the classification is not affected by the expectations on whether an entity will exercise its right to postpone the settlement of the liability and introduce the definition of 'settlement' to clarify that settlement refers to the transfer to a counterparty, of cash, equity instruments, other assets or services.
Impact	The Company does not expect any impacts from this standard.
Amendments To I F R S Three [Member]
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Standard	Amendments to IFRS 3 – Reference to the Conceptual Framework
Description	The amendments update IFRS 3 so that it refers to the 2018 Conceptual Framework, not to the 1989 Framework. The amendments also include in IFRS 3 the requirement that, for obligations within the scope of IAS 37, the acquirer applies this standard to identify whether there is an obligation at the acquisition date arising from past events. For a tax within the scope of IFRIC 21 - Taxes, the acquirer applies IFRIC 21 to determine whether the event that resulted in the obligation to pay the tax occurred up to the date of acquisition date. Finally, the amendments add an explicit statement that the acquirer does not recognize contingent assets acquired in a business combination.
Impact	The Company does not expect effects from this standard.
Amendments To I A S Sixteen [Member]
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Standard	Amendments to IAS 16 – Proceeds Before Intended Use
Description	The amendments prohibit deducting from the cost of an item of property, plant and equipment any proceeds from the sale of items produced before the asset is available for use, i.e. proceeds to bring the asset to the location and in the condition necessary for it to be able to operate as intended by the Company. Consequently, the entity recognizes these proceeds from the sale and corresponding costs in the result and measures the costs of these items in accordance with IAS 2 - Inventories. The amendments further clarify the meaning of “testing whether an asset is functioning properly”. Currently, IAS 16 determines this as assessing whether the technical and physical performance of the asset is such that it can be used in the production or supply of goods or services, for rent to third parties, or for administrative purposes. If not presented separately in the statement of comprehensive income, the financial statements should disclose the amounts of resources and costs included in income corresponding to items produced that are not a product of the entity's ordinary activities, and which items in the statement of comprehensive income include these resources and costs.
Impact	The Company does not expect effects from this standard.
Amendments To I A S Thirty Seven [Member]
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Standard	Amendments to IAS 37 – Onerous Contracts – Cost of Compliance with the Contract1
Description	The amendments specify that the contract's "compliance cost" comprises costs directly related to the contract, which are the incremental costs of compliance with that contract (such as employees or materials) and the allocation of other costs directly related to contract compliance (such as allocation of depreciation expenses for an item of property, plant and equipment used in fulfilling the contract). These amendments apply to contracts for which the entity has not yet fulfilled all of its obligations at the beginning of the annual period in which the entity applies the changes for the first time. Comparative figures are not restated. Instead, the entity must recognize the cumulative effect of the initial adoption of the amendments as an adjustment to the opening balance of retained earnings (or another component of shareholders' equity, as applicable) at the date of first adoption.
Impact	The Company does not expect effects from this standard.
Amendments To I A S Eightheen [Member]
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Standard	Amendments to IAS 1 – Presentation of Financial Statements and IFRS Practice Statement 2 – “Making Materiality Judgments” – Disclosure of Accounting Policies4
Description	The amendments modify the requirements contained in IAS 1 regarding the disclosure of accounting policies. The amendments replace all the examples of the term “significant accounting policies” with “relevant accounting policy information”. Accounting policy information is material if, when considered together with other information included in an entity's financial statements, it could reasonably influence the decisions of key users of general purpose financial statements made on the basis of those financial statements. The supporting paragraphs have also been amended to clarify that accounting policy information relating to non-important transactions, other events or conditions is immaterial and need not be disclosed.The Board has also prepared guidance and examples to explain and demonstrate the application of the “four-step materiality process” described in IFRS Practice Statement 2.
Impact	The Company does not expect effects from these amendments.
Amendments To I A S Eight [Member]
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Standard	Amendments to IAS 8 - Accounting Policies, Changes in Accounting Estimates and Errors—Definition of Accounting Estimates2
Description	The amendment supersede the definition of change in accounting estimates with the definition of accounting estimates. According to the new definition, accounting estimates are “monetary amounts in the financial statements subject to measurement uncertainty”. The definition of change in accounting estimates was excluded, however, the Board maintained the concept of changes in accounting estimates in the Standard with the following clarifications: • A change in the accounting estimate that results from new information or new events does not mean the correction of an error; • The effects of a change in a data or measurement technique used to develop an accounting estimate correspond to changes in accounting estimates if they do not result from the correction of errors from prior periods.
Impact	The Company does not expect effects from these amendments.
Amendments To I A S Twelve [Member]
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Standard	Amendments to IAS 12 – Income Taxes – Deferred Tax Related to Assets and Liabilities Resulting from a Single Transaction (“single transaction”)2
Description	The amendments introduce an additional exception to the exemption of first-time recognition. According to the amendments, an entity does not apply the exemption of first-time recognition for transactions resulting in equal taxable and deductible temporary differences.
Impact	The Company does not expect effects from these amendments.
Amendments To I A S Twenty One [Member]
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Standard	Annual improvements to IFRSs: 2018-2020 Cycle Amendments to IFRS 1 – First-time Adoption of International Financial Reporting Standards1, IFRS 9 – Financial Instruments1, IFRS 16 – Leases and IAS 41 – Biological Assets and Agricultural Product1
Description	IFRS 1 – First-Time Adoption of International Accounting Standards - provides for an additional measure for a subsidiary that becomes an initial adopter after its parent company with respect to accounting for accumulated translation differences. IFRS 9 – Financial Instruments - clarifies that when applying the “10%” test to assess whether the financial liability should be written off, the entity includes only the fees paid or received between the entity (debtor) and the creditor, including fees paid or received by the entity or creditor on behalf of the other party. IFRS 16 – Leases - this amendment excludes the example of reimbursement of improvements to third-party properties. Since the amendment is only an illustrative example, no effective date is defined. IAS 41 – Biological Assets and Agricultural Product - the amendment excludes the requirement for entities to exclude cash flows for taxation when measuring fair value.
Impact	The Company does not expect effects from these amendments.